Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net cash generated from operations	£ 547	£ 462	£ 522
Interest paid	(42)	(89)	(67)
Tax paid	(43)	(75)	(45)
Net cash generated from operating activities	462	298	410
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired	(5)	(11)	(15)
Purchase of investments	(10)	(3)	(6)
Purchase of property, plant and equipment	(70)	(82)	(88)
Purchase of intangible assets	(130)	(150)	(157)
Disposal of subsidiaries, net of cash disposed	83	19	(54)
Proceeds from sale of associates	18	411	4
Proceeds from sale of investments	6		92
Proceeds from sale of property, plant and equipment	128		4
Proceeds from sale of liquid resources	10	20	42
Loans repaid by/(advance to) related parties	46	(13)	14
Investment in liquid resources	(2)	(18)	(24)
Interest received	20	20	16
Dividends received from joint ventures and associates	117	458	131
Net cash generated from/(used in) investing activities	211	651	(41)
Cash flows from financing activities
Proceeds from issue of ordinary shares	6	5	7
Buyback of equity	(153)	(149)
Purchase of treasury shares			(27)
Proceeds from borrowings		2	4
Repayment of borrowings	(441)	(1,294)	(249)
Finance lease principal payments	(4)	(5)	(6)
Dividends paid to company's shareholders	(136)	(318)	(424)
Dividends paid to non-controlling interest	(1)
Transactions with non-controlling interest			(2)
Net cash used in financing activities	(729)	(1,759)	(697)
Effects of exchange rate changes on cash and cash equivalents	(49)	16	81
Net decrease in cash and cash equivalents	(105)	(794)	(247)
Cash and cash equivalents at beginning of year	630	1,424	1,671
Cash and cash equivalents at end of year	£ 525	£ 630	£ 1,424